UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                             Form 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [ ]; Amendment Number:_____________

This Amendment           [ ]  is a restatement.
(Check only one.):
                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Seamans Capital Management, LLC

Address:   950 Winter Street, Suite 1400
           Waltham, MA 02451


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard F. Seamans

Title:     Managing Director

Phone:     781-890-5225


Signature, Place, and Date of Signing:

/s/ Richard F. Seamans           Waltham, MA                July 26, 2011
________________________       _______________             _______________
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0 (zero)

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   235,356
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                           FORM 13F INFORMATION TABLE

   COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4    COLUMN 5     COLUMN 6     COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                      VALUE      SHRS OR     SH/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS            CUSIP     (X$1000)     PRN AMT     PRN   DISCRETION   MANAGERS    SOLE
--------------                ---------------   ----------   ---------    ----------  ---   ----------  ---------- --------  ------
AGRIUM INC                    COM                008916108       1,270        14,475   sh       sole        no           14,475
ANGLOGOLD ASHANTI LTD         SPONSORED ADR      035128206       3,295        78,280   sh       sole        no           78,280
BANRO CORP                    COM                066800103       3,838     1,011,300   sh       sole        no        1,011,300
BARCLAYS BANK PLC             ETN DJUBSLVSTK37   06739H743       1,093        37,340   sh       sole        no           37,340
BARCLAYS BANK                 PLCCALL            06739H903           7           735   sh       sole        no              735
BARCLAYS BANK PLC             ETN DJUBS GRNS37   06739H305          83         1,800   sh       sole        no            1,800
BARCLAYS BK PLC               CALL               06738C906          21           300   sh       sole        no              300
BAYTEX ENERGY CORP            COM                07317Q105       5,060        92,565   sh       sole        no           92,565
CENTRAL FD CDA LTD            CL A               153501101     116,749     5,731,430   sh       sole        no        5,731,430
CHEVRON CORP NEW              COM                166764100       5,584        54,300   sh       sole        no           54,300
CONOCOPHILLIPS                COM                20825C104       4,002        53,225   sh       sole        no           53,225
CURRENCYSHARES CDN DLR TR     CDN DOLLAR SHS     23129X105         360         3,495   sh       sole        no            3,495
ENERPLUS CORP                 COM                292766102         399        12,612   sh       sole        no           12,612
EXTORRE GOLD MINES LTD        COM                30227B109       5,866       455,900   sh       sole        no          455,900
GOLDCORP INC NEW              COM                380956409          19           400   sh       sole        no              400
HARMONY GOLD MNG LTD          SPONSORED ADR      413216300       2,380       180,000   sh       sole        no          180,000
KINROSS GOLD CORP             COM NO PAR         496902404      11,179       707,555   sh       sole        no          707,555
NEWMONT MINING CORP           COM                651639106       5,237        97,035   sh       sole        no           97,035
NOVAGOLD RES INC              COM NEW            66987E206       2,447       265,950   sh       sole        no          265,950
PARAMOUNT GOLD & SILVER CORP  COM                69924P102         203        62,500   sh       sole        no           62,500
PENN WEST PETE LTD NEW        COM                707887105         739        32,000   sh       sole        no           32,000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD     73936B408       2,177        68,600   sh       sole        no           68,600
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL     73936D107      11,803       556,200   sh       sole        no          556,200
POWERSHS DB US DOLLAR INDEX   CALL               73936D907           7         3,500   sh       sole        no            3,500
PROSHARES TR                  CALL               74347R903          30         3,300   sh       sole        no            3,300
PROSHARES TR II               ULTRASHRT EURO     74347W882      11,015       657,300   sh       sole        no          657,300


   COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4    COLUMN 5     COLUMN 6     COLUMN 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                      VALUE      SHRS OR     SH/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS            CUSIP     (X$1000)     PRN AMT     PRN   DISCRETION   MANAGERS   SOLE
--------------                ---------------   ----------   ---------    ----------  ---   ----------  ---------- --------  ------
ROYAL DUTCH SHELL PLC         SPONS ADR A        780259206         918        12,900   sh       sole        no           12,900
SELECT SECTOR SPDR TR         PUT                81369Y955         316        26,351   sh       sole        no           26,351
SILVER WHEATON CORP           COM                828336107      17,588       532,975   sh       sole        no          532,975
SILVERCORP METALS INC         COM                82835P103       3,302       352,025   sh       sole        no          352,025
SPDR S&P 500 ETF TR           PUT                78462F953           3            90   sh       sole        no               90
SPROTT PHYSICAL GOLD TRUST    UNIT               85207H104       8,582       657,610   sh       sole        no          657,610
SPROTT PHYSICAL SILVER TR     TR UNIT            85207K107         221        14,000   sh       sole        no           14,000
SUNCOR ENERGY INC NEW         COM                867224107      7,000        179,020   sh       sole        no          179,020
SWEDISH EXPT CR CORP          ROG AGRI ETN22     870297603      2,563        261,000   sh       sole        no          261,000
